Note 18 - Leases - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating cash flows from operating leases	$ 10,063	$ 9,099	$ 8,090
Operating cash flows from finance leases	83	190	121
Finance cash flows from finance leases	418	790	527
Operating leases	4,763	6,870	5,999
Finance leases	$ 83	$ 1,309	$ 199